Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions	Provisions
Accounting for provisions
Provisions are recognised for present obligations arising as consequences of past events where it is more likely than not that a transfer of economic benefit will be necessary to settle the obligation, which can be reliably estimated.
Critical accounting estimates and judgements
The financial reporting of provisions involves a significant degree of judgement and is complex. Identifying whether a present obligation exists and estimating the probability, timing, nature and quantum of the outflows that may arise from past events requires judgements to be made based on the specific facts and circumstances relating to individual events and often requires specialist professional advice.
When matters are at an early stage, accounting judgements and estimates can be difficult because of the high degree of uncertainty involved. Management continues to monitor matters as they develop to re-evaluate on an ongoing basis whether provisions should be recognised, however there can remain a wide range of possible outcomes and uncertainties, particularly in relation to legal, competition and regulatory matters, and as a result it is often not practicable to make meaningful estimates even when matters are at a more advanced stage.
The amount that is recognised as a provision can also be very sensitive to the assumptions made in calculating it. This gives rise to a large range of potential outcomes which require judgement in determining an appropriate provision level. See Note 25 for more detail of legal, competition and regulatory matters.

			Legal, competition and regulatory matters		Sundry provisions
	Redundancy and restructuring	Customer redress		Onerous leases		Total
	£m	£m	£m	£m	£m	£m
As at 1 January 2024	397	295	99	—	289	1,080
Additions	317	121	106	14	144	702
Amounts utilised	(405)	(162)	(132)	—	(50)	(749)
Unused amounts reversed	(95)	(20)	(15)	—	(53)	(183)
Exchange and other movements[1]	(1)	65	1	—	29	94
As at 31 December 2024	213	299	59	14	359	944
Undrawn contractually committed facilities and guarantees[2]
As at 1 January 2024						504
Net change in expected credit loss provision and other movements						(65)
As at 31 December 2024						439
Total provisions
As at 1 January 2024						1,584
As at 31 December 2024						1,383
Notes:
1Included within Exchange and other movements is an amount of £62m related to indemnified provisions arising from the acquisition of Tesco Bank. Further details regarding the nature of these indemnities are disclosed in Note 41 - Business Acquisitions.
2Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees' table on page 238.
Provisions expected to be recovered or settled within no more than 12 months after 31 December 2024 were £1,192m (2023:
£1,357m).
Redundancy and restructuring
These provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists. For example, when the Group has a detailed formal plan for restructuring a business and has raised valid expectations in those affected by the restructuring by announcing its main features or starting to implement the plan.
Customer redress
Customer redress provisions comprise the estimated cost of making redress payments to customers, clients and counterparties for losses or damages associated with inappropriate judgement in the execution of the Group’s business activities.
In light of recent legal and regulatory developments in the UK, including the Court of Appeal judgment in October 2024 against other lenders in three motor finance commissions cases (subject to appeal to the Supreme Court, which is scheduled to be heard in early April
2025), and the ongoing FCA review into historical motor finance commission arrangements and sales, Clydesdale Financial Services has recognised a provision of £90m (2023: £nil). Taking into account the information currently available, Barclays has estimated the potential impact of these matters by considering the potential basis for and timing of redress, which complaints may be valid or invalid, and the potential level of such complaints. All these assumptions are subject to significant uncertainty and will be monitored and updated if any significant new information becomes available. The legal and regulatory outcomes and the nature, extent and timing of any remediation action if required remain uncertain and, as a result the ultimate financial impact could be materially higher or lower to the amount provided. The FCA plans to set out the next steps of its review in May 2025. Under the FCA's rules, Barclays’ obligation to respond to motor finance commission complaints is paused until after 4 December 2025. Barclays ceased operating in the motor finance market in late 2019, although historical operations before this time may be in scope of any potential FCA consumer redress scheme.
Legal, competition and regulatory matters
The Group is engaged in various legal proceedings, both in the UK and a number of other overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 25.
Onerous leases
Onerous leases provisions comprise an estimate of the unavoidable costs involved with fulfilling the terms and conditions of contracts net of any expected benefits to be received.
Sundry provisions
This category includes provisions that do not fit into any of the other categories, such as fraud losses and dilapidation provisions.
Undrawn contractually committed facilities and guarantees
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision. For further information, refer to the Credit risk section for loan commitments and financial guarantees on page 238